Long-Term Debt - Aggregate Maturities of Long-term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 4,543	$ 4,769
Less than 1 year [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	649
One to three years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt		681
Over 5 years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 3,894	$ 4,088